Label	Element	Value
The Brinsmere Fund - Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Brinsmere Fund – Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brinsmere Fund – Growth ETF (the “Growth ETF” or “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using two proprietary strategies developed by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”), that are run independently. Those strategies are the Systematic Market Beta Strategy (“SMB”) and the Classic Asset Allocation Revisited Strategy (“CAAR”). SMB and CAAR systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm when the data utilized by the strategy does not reflect current market conditions, in the Adviser’s sole discretion.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-capitalization U.S. equities, (3) small-cap U.S. equities, (4) U.S. real estate sector equities through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6) short-term U.S. Treasuries, and (7) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-cap U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, and (9) U.S. Treasuries.
The Adviser plans to allocate the Fund's portfolio using a combination of both SMB and CAAR strategies. This allocation decision will be based on factors like risk assessment, market movements, and other considerations.
SMB
SMB is a rules-based, tactical asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations based on its risk assessment, as determined by a set of proprietary indicators (the “SMB Equity Risk Indicator”). SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both.
When market risk is estimated to be low to moderate, SMB will invest in a “market beta portfolio” that is reflective of the broad stock and bond markets. When either the stock or bond market (or both) appear to be vulnerable to an extended decline, SMB will adopt a relatively conservative approach by lessening exposure to those securities that are most susceptible to the risk at hand. The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity.
SMB assesses stock market risk by modeling the performance of a basket consisting of the 500 largest U.S. companies on two fronts: (1) price-trend behavior, based on several measures of moving averages over varying time frames; and (2) return volatility using the standard deviation for various rolling periods for daily return.
The SMB Equity Risk Indicator is dynamic and interacts with the basket’s price trend and return volatility to adapt to changing market conditions for optimizing risk management. If the price trend is bullish, the aggregate volatility signal determines risk-on and risk-off conditions. By contrast, if the price trend is bearish, the price trend signal dominates and determines how long a risk-off condition applies.
When risk-on is indicated for equities, SMB’s equity exposure is invested in a portfolio of index-tracking ETFs that correspond to the asset classes referenced above. When risk-off is signaled for equities, the allocation to stocks is reduced and the proceeds are rotated into short-term U.S. Treasuries.
Bond market risk is evaluated using a two-factor model that estimates the probability of interest rates rising or falling in the near term. This indicator is derived from (1) a fair-value model of the 10-year Treasury yield, and (2) trending behavior for several Treasury market yields. When risk-off is signaled for bonds, a portion of the allocations to short-, medium-, and long-term bonds are rotated into low-duration bond funds.
The indicators are tracked daily, and the changes are implemented in short order following the detection of a change in signal. In addition to the signal-based trigger, SMB also incorporates a drift-based monthly rebalance, which takes place when the securities drift outside their pre-determined tolerance bands.
CAAR
CAAR is a rules-based, tactical asset allocation investment strategy that uses a statistical process known as “mean-variance optimization” to tactically adapt its portfolio to changing market conditions. The CAAR investment universe includes a wide range of index-tracking ETFs that are tied to well-established market risk factors (such as market capitalization, value, and size).
The Fund uses a version of CAAR that seeks to create a growth-focused portfolio with the highest expected return for a given set of constraints using the critical line algorithm.
CAAR refines the optimization process by adjusting some of those constraints based on stock market volatility as measured by the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies. CAAR will seek to reduce the volatility of its portfolio when the VIX® Index is greater than its threshold for three of the last five trading days.
CAAR also places floors and caps on the model portfolio’s targeted exposure to equities. For the Fund, CAAR’s equity floor target is 35% and the equity cap target is 85%. CAAR’s model portfolio is re-evaluated, and the necessary changes are implemented at the beginning of every month.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser plans to allocate the Fund's portfolio using a combination of both SMB and CAAR strategies. This allocation decision will be based on factors like risk assessment, market movements, and other considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Commodities Risk. The Fund may invest in underlying funds that principally invest in commodities and related investments, the value of which may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Fund’s sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”), and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Emerging Markets Risk. The Fund may invest in underlying funds that principally invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•Equity Market Risk. The equity securities held in the Fund’s portfolio through the underlying funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities held through the underlying funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•Foreign Securities Risk. The Fund may invest in underlying funds that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.
•Futures Contracts Risks. The Fund may invest in underlying funds that invest primarily in futures contracts. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
•Government Obligations Risk. The Fund may invest in underlying funds that invest primarily in government obligations. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.
•Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Models and Data Risk. The composition of the Fund is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund that would have been excluded or included had the Models and Data been correct and complete.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. Additionally, the Adviser has not previously managed a registered fund, which may increase the risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund has not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.thebrinsmerefunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thebrinsmerefunds.com
The Brinsmere Fund - Growth ETF | The Brinsmere Fund - Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBFG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 135
The Brinsmere Fund - Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Brinsmere Fund – Conservative ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brinsmere Fund – Conservative ETF (the “Conservative ETF” or “Fund”) seeks long-term capital appreciation in a manner that is consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using two proprietary strategies developed by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”), that are run independently. Those strategies are the Systematic Market Beta Strategy (“SMB”) and the Classic Asset Allocation Revisited Strategy (“CAAR”). SMB and CAAR systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm when the data utilized by the strategy does not reflect current market conditions, in the Adviser’s sole discretion.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-capitalization U.S. equities, (3) small-cap U.S. equities, (4) U.S. real estate sector equities through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6) short-term U.S. Treasuries, and (7) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-capitalization U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, and (9) U.S. Treasuries.
The Adviser plans to allocate the Fund's portfolio using a combination of both SMB and CAAR strategies. This allocation decision will be based on factors like risk assessment, market movements, and other considerations.
SMB
SMB is a rules-based, tactical asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations based on its risk assessment, as determined by a set of proprietary indicators (the “SMB Equity Risk Indicator”). SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both.
When market risk is estimated to be low to moderate, SMB will invest in a “market beta portfolio” that is reflective of the broad stock and bond markets. When either the stock or bond market (or both) appear to be vulnerable to an extended decline, SMB will adopt a relatively conservative approach by lessening exposure to those securities that are most susceptible to the risk at hand. The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity.
SMB assesses stock market risk by modeling the performance of a basket consisting of the 500 largest U.S. companies on two fronts: (1) price-trend behavior, based on several measures of moving averages over varying time frames; and (2) return volatility using the standard deviation for various rolling periods for daily return.
The SMB Equity Risk Indicator is dynamic and interacts with the basket’s price trend and return volatility to adapt to changing market conditions for optimizing risk management. If the price trend is bullish, the aggregate volatility signal determines risk-on and risk-off conditions. By contrast, if the price trend is bearish, the price trend signal dominates and determines how long a risk-off condition applies.
When risk-on is indicated for equities, SMB’s equity exposure is invested in a portfolio of index-tracking ETFs that correspond to the total U.S. stock market. When risk-off is signaled for equities, the allocation to stocks is reduced and the proceeds are rotated into short-term U.S. Treasuries.
Bond market risk is evaluated using a two-factor model that estimates the probability of interest rates rising or falling in the near-term. This indicator is derived from (1) a fair-value model of the 10-year Treasury yield, and (2) trending behavior for several Treasury market yields. When risk-off is signaled for bonds, a portion of the allocations to short-, medium-, and long-term bonds are rotated into low-duration bond funds.
The indicators are tracked daily and the changes are implemented in short order following the detection of a change in signal. In addition to the signal-based trigger, SMB also incorporates a drift-based monthly rebalance, which takes place when the securities drift outside their pre-determined tolerance bands.
CAAR
CAAR is a rules-based, tactical asset allocation investment strategy that uses a statistical process known as “mean-variance optimization” to tactically adapt its portfolio to changing market conditions. The CAAR investment universe includes a wide range of index-tracking ETFs that are tied to well-established market risk factors (such as market capitalization, value, and size).
The Fund uses a version of CAAR that seeks to create a conservative portfolio with the highest expected return for a given set of constraints using the critical line algorithm.
CAAR refines the optimization process by adjusting some of those constraints based on stock market volatility as measured by the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies. CAAR will seek to reduce the volatility of its portfolio when the VIX® Index is greater than its threshold for three of the last five trading days.
CAAR also places floors and caps on the model portfolio’s targeted exposure to equities. For the Fund, CAAR’s equity floor target is 20% and the equity cap target is 40%. CAAR’s model portfolio is re-evaluated, and the necessary changes are implemented at the beginning of every month.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Adviser plans to allocate the Fund's portfolio using a combination of both SMB and CAAR strategies. This allocation decision will be based on factors like risk assessment, market movements, and other considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Commodities Risk. The Fund may invest in underlying funds that principally invest in commodities and related investments, the value of which may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to factors such as changes in value, supply and demand, and governmental regulatory policies.
•Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Fund’s sub-adviser, Penserra Capital Management LLC (the “Sub-Adviser”) and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
•Emerging Markets Risk. The Fund may invest in underlying funds that principally invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•Equity Market Risk. The equity securities held in the Fund’s portfolio through the underlying funds may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities held through the underlying funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•Foreign Securities Risk. The Fund may invest in underlying funds that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.
•Futures Contracts Risks. The Fund may invest in underlying funds that invest primarily in futures contracts. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
•Government Obligations Risk. The Fund may invest in underlying funds that invest primarily in government obligations. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. government. While the U.S. government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.
•Investment Company Risk. The risks of investing in investment companies, such as the underlying funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. Investments in ETFs are also subject to the “ETF Risks” described above.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Models and Data Risk. The composition of the Fund is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund that would have been excluded or included had the Models and Data been correct and complete.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. Additionally, the Adviser has not previously managed a registered fund, which may increase the risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.thebrinsmerefunds.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thebrinsmerefunds.com
The Brinsmere Fund - Conservative ETF | The Brinsmere Fund - Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBFC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 132

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.
[3]	Estimated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies.